SCHEDULE OF PROVISION FOR FEDERAL INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
“Expected” income tax benefit					$ 541,321
Decrease in valuation allowance					(541,321)
Income tax provision